Financial risk management - Summary of Expected Loss by Post-Model Adjustments (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Detailed Information About Expected Credit Loss After Model And Post Model Adjustments [Line Items]
Credit exposure	S/ 1,603,397	S/ 1,744,415
Expected loss (according to Model)
Disclosure Of Detailed Information About Expected Credit Loss After Model And Post Model Adjustments [Line Items]
Credit exposure	1,452,350	1,575,819
Subsequent Adjustments to the Model [Member]
Disclosure Of Detailed Information About Expected Credit Loss After Model And Post Model Adjustments [Line Items]
Credit exposure	151,047	168,596
Commercial loans
Disclosure Of Detailed Information About Expected Credit Loss After Model And Post Model Adjustments [Line Items]
Credit exposure	174,733	189,557
Commercial loans | Expected loss (according to Model)
Disclosure Of Detailed Information About Expected Credit Loss After Model And Post Model Adjustments [Line Items]
Credit exposure	159,186	189,557
Commercial loans | Subsequent Adjustments to the Model [Member]
Disclosure Of Detailed Information About Expected Credit Loss After Model And Post Model Adjustments [Line Items]
Credit exposure	15,547
Consumer
Disclosure Of Detailed Information About Expected Credit Loss After Model And Post Model Adjustments [Line Items]
Credit exposure	1,269,584	1,372,857
Consumer | Expected loss (according to Model)
Disclosure Of Detailed Information About Expected Credit Loss After Model And Post Model Adjustments [Line Items]
Credit exposure	1,142,086	1,218,011
Consumer | Subsequent Adjustments to the Model [Member]
Disclosure Of Detailed Information About Expected Credit Loss After Model And Post Model Adjustments [Line Items]
Credit exposure	127,498	154,846
Mortgage loans [member]
Disclosure Of Detailed Information About Expected Credit Loss After Model And Post Model Adjustments [Line Items]
Credit exposure	75,836	93,797
Mortgage loans [member] | Expected loss (according to Model)
Disclosure Of Detailed Information About Expected Credit Loss After Model And Post Model Adjustments [Line Items]
Credit exposure	67,834	80,047
Mortgage loans [member] | Subsequent Adjustments to the Model [Member]
Disclosure Of Detailed Information About Expected Credit Loss After Model And Post Model Adjustments [Line Items]
Credit exposure	8,002	13,750
Small and micro-business loans [member]
Disclosure Of Detailed Information About Expected Credit Loss After Model And Post Model Adjustments [Line Items]
Credit exposure	83,244	88,204
Small and micro-business loans [member] | Expected loss (according to Model)
Disclosure Of Detailed Information About Expected Credit Loss After Model And Post Model Adjustments [Line Items]
Credit exposure	S/ 83,244	S/ 88,204